SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared based on the financial information of Suzano and its subsidiaries on the same base date, except for associates Ensyn and Spinnova as described in note 3.2.6, as well as in accordance with consistent accounting practices and policies.

The accounting policies have been consistently applied to all of the consolidated companies.

There was no change in the policies and methods for calculating estimates, except for the new accounting policies presented in Note 3.1, adopted from January 1, 2022 and whose estimated impact was disclosed in the annual financial statements as at December 31, 2021.

3.1.	New accounting policies and changes in accounting policies adopted

The new standards and interpretations issued up to the date of issue of the Company’s consolidated financial statements are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when they come into force, and does not expect them to have a material impact on the financial statements.

3.1.1.

Business Combination IFRS 3 – Reference to the conceptual framework (applicable on/or after January 1, 2022. Early adoption is permitted if the entity also adopts all the other updated references (published together with the updated Conceptual Framework) on the same date or earlier.

The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Structure. It also includes in IFRS 3 the alignment of the concepts of obligations assumed in line with the provisions of IAS 37, maintaining for the buyer the application of IAS 37 to determine whether there is a present obligation on the acquisition date due to past events. For a tax within the scope of IFRIC 21 - Levies, the buyer shall apply IFRIC 21 to determine whether the event that resulted in the obligation to pay the tax occurred up to the date of acquisition.

The amendments add an explicit statement that the buyer does not recognize contingent assets acquired in the course of a business combination.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.2.	IAS 37 - Onerous contracts: Cost of fulfilling an onerous contract (applicable for annual periods on/or after January 1, 2022, with early adoption permitted)

The amendments to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets clarify what “costs to fulfill a contract” represent when an onerous contract is assessed. Some entities that apply the “incremental cost” approach may have the value of their provisions increased, or new provisions recognized for onerous contracts as a result of the updated definition.

The need for clarification arose from the introduction of IFRS 15, which replaced the existing requirements related to revenue, including the guidelines contained in IAS 11, which dealt with construction contracts. While IAS 11 specified which costs were included as costs to fulfill a contract, IAS 37 did not, generating a diversity of practice. The amendment aims to clarify which costs should be included in the assessment.

The Company assessed the content of this pronouncement and did not identify any impacts.

3.1.3.

Property, plant and equipment - IAS 16 – Revenue earned before an asset is ready for its intended use (applicable for annual periods beginning on/or after January 1, 2022, with early adoption permitted)

In the process of building an item of property, plant or equipment for its intended use, an entity may at the same time produce and sell products generated during this process. Before the change proposed by the IASB, in practice, several ways of accounting for such revenue were found. The IASB has amended the standard to provide guidance on accounting for such revenue and for the related production costs.

Under the new proposal, the sales revenue is no longer deducted from the cost of property, plant and equipment, but is recognized in the income statement together with the production costs of these items. IAS 2 - Inventory must be applied to the identification and measurement of production costs.

The Company assessed the contents of this pronouncement and did not identify any impacts.

3.1.4.	IFRS 1 – Initial adoption of International Financial Reporting Standards (applicable for annual periods beginning on/or after January 1, 2022, with early adoption permitted)

The amendment provides additional relief to a subsidiary which becomes an initial adopter later than its parent in respect of accounting for cumulative translation differences. As a result of the amendment, a subsidiary that uses the exemption in IFRS 1:D16(a) can now also opt to measure cumulative translation differences for all foreign operations at the carrying amounts that would be included in the parent’s consolidated financial statements, based on the parent’s date of transition to IFRS Standards, if no adjustments were made for consolidation purposes or for the effects of the business combination in which the parent acquired the subsidiary. A similar option is available to an associate or joint venture using the exemption in IFRS 1:D16(a).

The Company assessed the contents of this pronouncement and did not identify any impacts.

3.1.5.	IFRS 9 – Financial instruments (applicable for annual periods beginning on/or after January 1, 2022, with early adoption permitted)

The amendment clarifies that when applying the ’10 per cent’ test to assess whether to derecognize a financial liability, an entity should only include fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

The amendment is applied prospectively to modifications and exchanges that occur on or after the date when the entity first applies the amendment.

The Company assessed the contents of this pronouncement and did not identify any impacts.

3.1.6.	IAS 41 – Agriculture (applicable for annual periods beginning on/or after January 1, 2022, with early adoption permitted)

The amendment removes the requirement in IAS 41 for entities to exclude cash flows for taxation when measuring fair value. This aligns the fair value measurement in IAS 41 with the requirements of IFRS 13 - Fair Value Measurement to use internally consistent cash flows amounts and discount rates, and enables preparers to determine whether to use pre-tax or post-tax cash flows amounts and discount rates for the most appropriate fair value measurement.

The amendment is applied prospectively, i.e. for fair value measurements on or after the date on which an entity initially applies the amendment.

The Company assessed the contents of this pronouncement and did not identify any impacts.

3.2.	Accounting policies adopted
3.2.1.	Consolidated financial statements

The consolidated financial statements were prepared based on the financial information of Suzano and its subsidiaries in the year ended December 31, 2022, except for associates Ensyn and Spinnova as described in note 3.2.6, and in accordance with consistent accounting practices and policies. The Company consolidates all subsidiaries over which it has direct or indirect control, that is, when it is exposed or has rights to variable returns on the basis of its investment with the subsidiary, and has the capacity and ability to direct the relevant activities of the subsidiary.

Additionally, all transactions and balances between Suzano and its subsidiaries, associates and joint ventures are eliminated in the consolidated financial statements, as well as unrealized gains or losses arising from these transactions, net of tax effects. Non-controlling interests are highlighted.

3.2.2.	Subsidiaries

These include all entities for which the Company has the power to govern the financial and operating policies, generally through a majority of voting rights. The Company controls an entity when the Company is exposed to, or has rights to, variable returns on its investment in the investee, and has the ability to affect those returns through its power over the entity.

Subsidiaries are consolidated from the date on which control is obtained and de-consolidated from the date on which control ceases.

3.2.3.	Joint operations

These include all entities for which the Company maintains contractually established control over its economic activity, and exists only when the strategic, financial and operational decisions regarding the activity requiring the unanimous consent of the parties sharing control.

In the consolidated financial statements, the balance of assets, liabilities, revenue and expenses are recognized proportionally to the interest in joint operations.

3.2.4.	Associated and joint ventures

These include all entities initially recognized at cost and adjusted thereafter for the equity method, being increased or reduced from its interest in the investee’s income after the acquisition date.

In the investments in associates, the Company must have significant influence, which means the power to participate in the financial and operating policy decisions of the investee, without having control or joint control over those policies. In investments in joint ventures, there is a contractually agreed sharing of control through an arrangement, which exists only when decisions about the relevant activities requiring the unanimous consent of the parties sharing control.

In relation to the associates Ensyn and Spinnova, the equity is measured based on the latest available information and does not have a material impact on the consolidated financial statements and, if any significant event had occurred up to December 31, 2022, it would be adjusted in the consolidated financial statements.

3.2.5.	Translation of financial statements into the functional and presentation currency

The Company defined that, for all its wholly owned subsidiaries, the functional and presentation currency is the Brazilian Real, except for investments in associates abroad related to Ensyn Corporation, F&E Technologies LLC, Spinnova Oy, Woodspin Oy and Celluforce, with functional currencies other than the Real, the accumulated gains or losses of which affect the conversion of the financial statements, which are recorded in other comprehensive income, in equity.

The individual financial information of each of the subsidiaries, included in the consolidated financial statement, are prepared in the local currency in which the subsidiary operates and are translated into the Company’s functional and presentation currency.

3.2.5.1.	Transactions and balances in foreign currency

These are translated using the following criteria:

(i)	Monetary assets and liabilities are translated at the exchange rate in effect at year-end;
(ii)	Non-monetary assets and liabilities are translated at the historical rate of the transaction;
(iii)	Revenue and expenses are translated based on monthly average rate; and
(iv)	The cumulative effects of gains or losses upon translation are recognized in the other comprehensive income.
3.2.6.	Hyperinflationary economies

Entities based in Argentina, a country considered to have a hyperinflationary economy, are subject to the requirements of IAS 29 - Financial Reporting in Hyperinflationary Economies. Non-monetary items, as well as income and expenses, are adjusted by the changes in the inflation index between the initial recognition and the closing date, so the balances are stated at their current value.

However, the Company’s wholly-owned subsidiary, based in Argentina, has the Real as its functional currency, and therefore is not considered an entity with a hyperinflationary currency, and does not present its individual financial statements in accordance with IAS 29 - Financial Reporting in Hyperinflationary Economies. The financial statements are presented at historical cost.

3.2.7.	Business combinations

These are accounted for using the acquisition method when control is transferred to the acquirer. The cost of an acquisition is the sum of the consideration paid, evaluated based on the fair value at the acquisition date, and the amount of any non-controlling interest in the acquiree. For each business combination, the Company recognizes any non-controlling interest in the acquiree either at fair value or at the non-controlling interest’s proportionate share of the acquirer’s net assets. The costs directly attributable to the acquisition are recorded as expenses when they are incurred, except for costs related to the issuance of debt instruments or equity instruments, which are presented as reductions in debt or equity, respectively.

In a business combination, assets acquired and liabilities assumed are evaluated in order to classify and allocate them, assessing the terms of the agreement, the economic circumstances and other conditions at the acquisition date.

Goodwill is initially measured as the excess of the consideration paid over the fair value of the net assets acquired. After initial recognition, goodwill is measured at cost, net of any accumulated impairment losses. For the purpose of impairment testing, the goodwill recognized in a business combination, as from the acquisition date, is allocated to each of the Company’s cash generating units.

Gains on an advantageous purchase are recognized immediately in the result. The borrowing costs are recorded in the income statement as they are incurred.

Contingent liabilities related to tax, civil and labor, classified in the acquired company as possible and remote risks, are recognized by the acquirer at their fair values.

Transactions involving the acquisition of shares with shared control over the net assets traded apply complementary guidance to IFRS 3 – Business Combinations, IFRS 11 and IAS 28 – Investments in Associates and Joint Ventures. Based on the equity method, investments are initially recognized at cost. The carrying amount of the investment is adjusted for the recognition of changes in the Company’s share of the acquirer’s Shareholders’ equity as at the acquisition date. Goodwill is measured and segregated from the carrying amount of the investment. Other intangible assets identified in the transaction shall be allocated in proportion to the interest acquired by the Company, based on the difference between the carrying amounts recorded in the acquired entity and its fair value assets, which may be amortized.

3.2.8.	Segment information

An operating segment is a component of the Company that carries out business activities from which it can obtain revenue and incur expenses. The operating segments reflect how the Company’s management reviews the financial information used to make decisions. The Company’s management has identified two reportable segments, which meet the quantitative and qualitative disclosure requirements. The segments identified for disclosure mainly represent sales channels.

3.2.9.	Cash and cash equivalents

Include cash on hand, bank deposits and highly liquid short-term investments with maturities, upon acquisition, of 90 days or less, which are readily convertible into known amounts of cash and subject to an insignificant risk of changes in value.

3.2.10.	Financial instruments
3.2.10.1.	Classification

Financial instruments are classified based on the purpose for which the financial instruments were acquired, as set forth below:

(i)	Amortized cost;
(ii)	Fair value through other comprehensive income;and
(iii)	Fair value through profit or loss.

Regular purchases and sales of financial assets are recognized on the trade date, meaning the date on which the Company commits to purchase or sell the asset. Financial instruments are derecognized when the rights to receive cash flow from the investments have expired or have been transferred, substantially, all of the risks and rewards of ownership.

3.2.10.1.1.	Financial instruments measured at amortized cost

Financial instruments held by the Company: (i) in order to receive their contractual cash flow and not to sell to realize a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flow that exclusively represents payments of principal and interest on the principal amount outstanding. Any changes are recognized under financial income (expenses) in the income statement.

It includes the balance of cash and cash equivalents, trade accounts receivable and other assets, classified as financial assets and the balances of loans, financing and debentures, lease payables, accounts payable for the acquisition of assets and subsidiaries, suppliers and other liabilities, all of which are classified as financial liabilities.

3.2.10.1.2.	Financial instruments at fair value through other comprehensive income

Financial instruments at fair value through other comprehensive income are financial assets held by the Company: (i) either to receive their contractual cash flow through sale with the realization of a profit or loss; and (ii) whose contractual terms give rise, on specified dates, to cash flows constituting, exclusively, repayments of principal and interest on the principal amount outstanding. In addition, this category includes investments in equity instruments where, upon initial recognition, the Company elected to present subsequent changes in its fair value within other comprehensive income. Any changes are recognized under net financial income (expenses) in the income statement, except for the fair value of investments in equity instruments, which are recognized in other comprehensive income.

This category includes the balance of other investments.

3.2.10.1.3.Financial instruments at fair value through profit or loss

Financial instruments at fair value through profit or loss are either designated in this category or not classified in any of the other categories. Any changes are recognized within financial income (expenses) in the income statement for non-derivative financial instruments and for financial derivative instruments within income from derivative financial instruments.

This category includes the balance of marketable securities, classified as financial assets financial and derivative financial instruments, including embedded derivatives, stock options, classified as financial assets and liabilities.

3.2.10.2.	Settlement of financial instruments

Financial assets and liabilities are settled, and the net amount is recorded in the balance sheet, when there is: (i) a legally enforceable right to settle the recognized amounts; and (ii) an intention to settle on a net basis, or to realize the asset and settle the liability simultaneously.

3.2.10.3.	Impairment of financial assets
3.2.10.3.1.	Financial instruments measured at amortized cost

Annually, the Company assesses whether there is evidence that a financial asset is impaired. A financial is impaired only if there is evidence of impairment as a result of one or more events that occurred after the initial recognition of the asset, and that loss event has an impact on the estimated future cash flow of the financial asset that can be estimated reliably.

The criteria the Company uses to determine whether there is evidence of an impairment loss includes:

(i)	Significant financial difficulty of the issuer or debtor;
(ii)	Defaults on or late payment of interest or principal under the agreement;
(iii)	Where the Company, for economic or legal reasons relating to the borrower’s financial difficulty, grants to the borrower a concession that a lender would not otherwise consider;
(iv)	It becomes probable that the borrower will enter bankruptcy or other financial reorganization;
(v)	The disappearance of an active market for that financial asset because of financial difficulties; and
(vi)

Observable data indicating a measurable decrease in the estimated future cash flow from a portfolio of financial assets after the initial recognition of those assets, although the decrease cannot yet be identified with the individual financial assets in the portfolio.

The amount of an impairment loss is measured at the difference between the carrying amount of the asset and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate. If the financial asset is impaired, the carrying amount of the asset is reduced and a loss is recognized in the income statement.

If, in a subsequent remeasurement, if there is an improvement in the asset rating, such as an improvement in the debtor’s credit rating, the reversal of the previously recognized impairment loss is recognized in the income statement.

3.2.10.3.2.	Financial assets at fair value through other comprehensive income

Annually, the Company evaluate whether there is evidence that a financial asset is impaired.

For such financial assets, a significant or prolonged decrease in the fair value of the security below its cost is evidence that the assets are impaired. If any such evidence exists, an impairment loss measured at the difference between the acquisition cost and the current fair value, less any loss previously recognized in other comprehensive income, shall be recognized in the income statement.

3.2.11.	Derivative financial instruments and hedging activities

Derivative financial instruments are recognized at fair value on the date on which the derivative agreement is entered into and are subsequently remeasured at fair value. Changes in fair value are recorded within the results of derivative financial instruments in the income statement.

Embedded derivatives in non-derivative main contracts are required to be separated when their risks and characteristics are not closely related to those of the respective main contracts, and these are not measured at fair value through profit or loss.

Non-option embedded derivatives are separated from the respective main contracts in accordance with the stated or implied substantive terms, so they have a zero fair value upon initial recognition.

3.2.12.	Trade accounts receivable

These are recorded at their invoiced amounts, in the normal course of the Company´s business, adjusted for exchange rate variations where denominated in foreign currency and, if applicable, net of expected credit losses.

The Company applies an aging-based provision matrix with appropriate groupings for its portfolio. When necessary, based on individual analyses, the provision for expected losses is supplemented.

The Company examines the maturity of receivables on a monthly basis and identifies those customers with overdue balances, assessing the specific situation of each client, including the risk of loss, the existence of contracted insurance, letters of credit, collateral and the customer’s financial situation. In the event of default, collection attempts are made, which include direct contact with customers and collection efforts through third parties. Should these efforts prove unsuccessful, legal measures are considered, and expected credit losses are recognized. The notes are written off from the credit expected loss when Management considers that they are not recoverable after taking all appropriate measures to collect them.

3.2.13.	Inventories

These are evaluated at the average acquisition or formation cost of the finished products, net of recoverable taxes, not exceeding their net realizable value.

Finished products and work-in-process consist of raw materials, direct labor, production costs, freight, storage and general production expenses, which are related to the processes required to make the products available for sale.

Imports in transit are presented at the cost incurred up to the balance sheet date.

Raw materials derived from biological assets are measured based on their fair value, less costs to sell at the point of harvest and freight costs.

Provisions for obsolescence, adjustments to net realizable value, impaired items and slow-moving inventories are recorded when necessary. Usual production losses are recorded and are an integral part of the production costs for the respective month, whereas unusual losses, if any, are recorded directly as part of cost of sales.

3.2.14.	Non-current assets held for sale

These are measured at their carrying amount or fair value less costs to sell, whichever is lower, and are not depreciated or amortized. Such items are only classified in this account when the sale is highly probable and the assets are available for immediate sale in their current condition.

3.2.15.	Biological assets

The biological assets for production (mature and immature forests) are reforested eucalyptus forests, with a formation cycle between planting and harvest of approximately 7 (seven) years, measured at fair value. Depletion is measured based on the amount of biological assets depleted (harvested) and measured at fair value less estimated costs to sell.

For the determination of the fair value, the income approach technique was applied, using the discounted cash flow model, according to the projected productivity cycle for these assets. The assumptions used to measure the fair value are reviewed every six months, as the Company considers that this interval is sufficient to ensure no significant gaps in the fair value balance of biological assets booked. Significant assumptions are presented in Note 13.

The gain or loss on the assessment of fair value is recognized in operating income (expenses), net.

Biological assets in the process of formation under the age of 2 (two) years are recorded for at their formation cost. Areas of permanent environmental preservation are not recorded, because these are not characterized as biological assets, and are not included in the measurement at fair value.

3.2.16.	Property, plant and equipment

Stated at their cost of acquisition, formation, construction or dismantling, net of recoverable taxes. This cost is deducted from the accumulated depreciation and accumulated impairment losses, when incurred, at the higher of the value in use or the proceeds from sale less cost to sell. The borrowing costs are capitalized as a component of construction in progress, at the weighted average rate of the Company’s debt at the capitalization date, adjusted for the equalization of exchange rate effects.

Depreciation is recognized based on the estimated economic useful life of each asset on a straight-line basis. The estimated useful lives, residual values and depreciation methods are reviewed annually, and the effects of any changes in estimates are accounted for prospectively. Land is not depreciated.

The Company performs an annual analysis of impairment indicators of property, plant and equipment. Impairment for losses on property, plant and equipment are only recognized if the related cash-generating unit is devalued, or if the asset’s recoverable amount is less than its carrying amount. The recoverable amount of the asset or cash-generating unit is the higher of its value in use, and its fair value less costs to sell.

The cost of major renovations is capitalized if the future economic benefits exceed the performance standards initially estimated for the asset and are then depreciated over the remaining useful life of the related asset.

Repairs and maintenance are expensed as incurred.

Gains and losses on disposals of property, plant and equipment are measured by comparing the proceeds with the book value and are recognized as other operating income (expenses), net, at the disposal date.

3.2.17.	Leases

A contract is or contains a lease if the contract transfers the right to control the use of an identified asset for a period in exchange for a consideration. To determine whether this is the case, it is necessary to assess whether:

(i)	The contract involves the use of an identifiable asset, which may be explicit or implicit, and may be physically distinct or represent almost the entire capacity of a physically distinct asset. If the supplier has a substantial right to replace the asset, then the asset is not identified;
(ii)	The Company has the right to obtain substantially all the economic benefits from the use of the asset during the contract period; and
(iii)	The Company has the right to direct the use of the asset, meaning the Company has the right to decide to change how and for what purpose the asset is used, if:
●	It has the right to operate the asset, or
●	It designed the asset, in a way that predetermines how and for what purpose it will be used.

At the beginning of the contract, the Company recognizes a right-of-use asset and a lease liability that represents the obligation to make payments related to the asset underlying the lease.

The right-to-use asset is initially measured at cost, which includes the initial amount of the lease liability adjusted for any payments made up to the contract start date, plus any direct initial costs incurred, and estimated costs of disassembly, removal, or restoration of the asset in the place where it is located, less any incentives received.

The right-to-use asset is subsequently depreciated using the straight-line method from the start date to the end of the useful life of the right to use, or the end of the lease term, whichever is shorter. Except for land agreements that are automatically extended for the same period through a notification to the lessor, other agreements are not allowed automatic renewals for an indefinite period, since both parties have the right to terminate the agreements.

The lease liability is initially measured at the present value of the payments not made, less the incremental loan rate.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change:

(i)	In future payments resulting from a change in index or rate;
(ii)	In the estimate of the expected amount to be paid, at the guaranteed residual value; or
(iii)	In the assessment of whether the Company will exercise the purchase option, extension or termination.

When the lease liability is remeasured, the corresponding adjustment amount is recorded in the book value of the right-of-use asset, or in the statement of profit and loss, if the book value of the right-of-use asset has been reduced to zero.

The Company does not have lease agreements with clauses imposing:

(i)	Variable payments that are based on the performance of the leased assets;
(ii)	Guarantees of residual value; and
(iii)	Restrictions, such as, for example, an obligation to maintain financial ratios.

Short-term or low-value contracts which are exempt from these standards are contracts where the individual value of the assets is lower than US$5, and for which the maturity date is shorter than 12 months, are expensed as incurred.

3.2.18.	Intangible assets

These are measured at cost at the time when they are initially recognized. The cost of intangible assets acquired during a business combination corresponds to the fair value at the acquisition date. After initial recognition, intangible assets are presented at cost less accumulated amortization and impairment losses, when applicable.

The useful life of intangible assets are assessed as finite or indefinite.

Intangible assets with a finite life are amortized over the economically useful lives and reviewed for impairment whenever there is an indication that their carrying values may be impaired. The amortization period and method for intangible assets with finite useful lives are reviewed at least at the end of each fiscal year. The amortization of intangible assets with finite useful lives is recognized in the statement of income as an expense related to its use, and in line with the economically useful life of the intangible asset.

Intangible assets with indefinite useful lives are not amortized, but are tested annually for impairment losses, individually or at the CGU level. The allocation is made to the CGU or group of CGUs that represents the lowest level within the entity for which goodwill is monitored for management’s internal purposes, that has benefited from the business combination. The Company mainly records in this subgroup goodwill for expected future profitability (goodwill) and easement of passage.

This testing involved the adoption of assumptions and judgments, disclosed in Note 16.

3.2.19.	Current and deferred income tax and social contribution

Income taxes include income tax and social contribution on net income, current and deferred. These taxes are recognized in the income statement, except to the extent that they relate to items recognized directly in equity. In this case, they are recognized in equity under other reserves.

The current charge is calculated based on the tax laws enacted in the countries in which the Company and its subsidiaries and affiliates operate and generate taxable income. Management periodically evaluates the positions assumed in the income tax returns with respect to situations in which the applicable tax regulations give rise to interpretations and establishes provisions, when appropriate, based on the amounts that must be paid to the tax authorities.

Deferred tax and contribution liabilities are recognized on temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements. Deferred taxes and contributions are determined based on the rates in force on the balance sheet date, and which must be applied when they are realized or settled.

Deferred tax assets and contributions are recognized to the extent that it is probable that future taxable profits will be available for use to offset temporary differences, based on the projections of future results prepared and based on internal assumptions and future economic scenarios that may, therefore, undergo changes.

The projection for the realization of deferred tax assets was prepared based on Management’s estimates that are based on significant judgments and assumptions relating to net average pulp and paper prices, and the transfer prices with the subsidiaries based in Austria. However, there are other assumptions that are not under the control of the Company, such as inflation rates, exchange rates, pulp prices in the international market, and other economic uncertainties in Brazil, which mean that future results may differ from those considered in the preparation of the consolidated projection.

Deferred income tax and social contribution are recognized on temporary differences arising from investments in subsidiaries and associates, except when the timing of the reversal of temporary differences is controlled by the Company, and if it is probable that the temporary differences will not be reversed in the foreseeable future.

Deferred tax and contribution assets and liabilities are offset at their net amounts in the balance sheet whenever they are related to the same legal entity and the same tax authority.

3.2.20.	Trade accounts payable

Corresponds to the obligations payable for goods or services acquired in the normal course of the Company´s business, recognized at fair value and subsequently measured at amortized cost using the effective interest rate method, adjusted to present value, plus exchange rate variations when denominated in foreign currency.

3.2.21.	Loans, financing and debentures

Loans and financing are initially recognized at fair value, net of costs incurred in the transaction, and are subsequently stated at amortized cost. Any difference between the amounts raised and settled is recognized in the statement of income during the period in which the loans and financing are outstanding, using the effective tax rate method.

General or specific borrowing costs, directly attributable to the acquisition, construction or production of a qualifying asset, are capitalized as a part of the cost of that asset when it is probable that they will provide future economic benefits for the entity, and that such cost can be measured with reliability. The Company does not have specific loans to obtain qualifying assets. Other loan costs are recognized as expenses in the period during which they are incurred.

3.2.22.	Provisions, contingent assets and liabilities

Contingent assets are not recorded. Recognition is only performed when there are guarantees or favorable judicial decisions and the amounts of these can be measured reliably. Contingent assets for which such conditions are not met are only disclosed in the notes to the financial statements when their amounts are material.

Provisions are made to the extent that the Company expects that is probable that it will disburse cash, and the amount can be reliably estimated. Tax, civil, environmental and labor proceedings are accrued when losses are assessed as probable, and the amounts involved can be measured reliably, being recorded net of judicial deposits, under “provisions for judicial liabilities”. When the expectation of loss is possible, a description of the processes and amounts involved is disclosed in the notes to the financial statements. Contingent liabilities assessed as representing remote losses are neither accrued nor disclosed.

Contingent liabilities arising from business combinations are recognized if they arise from a present obligation as a result of from past events, and if their fair values can be measured reliably, and are subsequently measured at the higher of:

(i)	The amount that would be recognized in accordance with the accounting policy for the provisions above that comply with IAS 37; or
(ii)	The amount initially recognized less, where appropriate, revenue recognized in accordance with the accounting treatment of revenue from customer contracts under IFRS 15.
3.2.23.	Asset retirement obligations

These primarily relate to future costs for the decommissioning of industrial landfill sites and related assets. A provision is recorded as a long-term obligation within property, plant and equipment. The provision and the corresponding property, plant and equipment are initially recorded at fair value, based on the present value of the estimated cash flow for future cash payments discounted at an adjusted risk-free rate. The long-term obligation accrues interest using a long-term discount rate, recognized under other liabilities. Property, plant and equipment are depreciated on a straight-line basis over the useful life of the principal, against cost of sales in the income statement.

3.2.24.	Share based payments

The Company’s executives and managers receive their compensation partially through share-based payment plans to be settled in cash and shares, or alternatively in cash only.

Plan-related expenses are recognized in the income statement as a corresponding entry within financial liabilities during the vesting period when the services will be rendered. The financial liability is measured at its fair value on every balance sheet date, and its variations are recorded in the income statement as administrative expenses.

At the option exercise date, if such options are exercised by the executive in order to receive shares in the Company, financial liabilities are reclassified under stock options granted in shareholders’ equity. In the case of options exercised in cash, the Company settles the related financial liability in favor of the Company’s executives.

3.2.25.	Employee benefits

The Company offers benefits through a supplementary contribution plan to all employees, as well as medical assistance and life insurance for a determined group of former employees, and for the latter two benefits an annual actuarial appraisal is prepared by an independent actuary, and are reviewed by Management. The respective impact is recognized in employee benefit plans.

Actuarial gains and losses are recognized in other reserves when incurred. The interest incurred, resulting from changes in the present value of the actuarial liability, is recorded in the income statement within financial expenses.

3.2.26.	Other assets and liabilities, current and non-current

Assets are recognized only when it is probable that the economic benefit associated with the transaction will flow to the entity, and its cost or value can be measured reliably.

A liability is recognized when the Company has a legal or constructive obligation arising from a past event, and it is probable that an economic resource will be required to settle this liability.

3.2.27.	Government grants and assistance

Government grants and assistance are recognized at fair value when it is reasonably certain that the conditions established by the granting Governmental Authority were observed, and that these subsidies will be obtained. These are recorded as deductions from revenue or expenses in the income statement for the period of enjoyment of the benefit, and subsequently allocated to the tax incentives reserve under shareholders’ equity, when applicable.

3.2.28.	Dividends and interest on own capital

The distribution of dividends or interest on shareholders’ equity is recognized as a liability, calculated based on the Corporate Law, the bylaws and the Company’s Dividend Policy, which establishes that the minimum annual dividend is the lower of: (i) 25% of adjusted net income, or (ii) the consolidated operating cash flow for the year, provided they are declared before the end of the year. Any portion in excess of the minimum mandatory dividends, if declared after the balance sheet date, must be recorded as part of the additional dividends proposed in shareholders’ equity, until approved by the shareholders at a General Meeting. After approval, the reclassification to current liabilities is made.

The tax benefit of interest on equity is recognized in the income statement.

3.2.29.	Share capital

Common shares are classified in shareholders’ equity. Incremental costs directly attributable to a public offer are stated in shareholders’ equity as a deduction from the amount raised, net of taxes.

3.2.30.	Revenue recognition

Revenue from contracts with customers is recognized at the time when control of the products is transferred to customers, represented by the ability to determine the use of products and obtain substantially all the remaining benefits from the products.

The Company follows the five-step model: (i) identification of contracts with customers; (ii) identification of performance obligations under the contracts; (iii) determining the transaction price; (iv) allocation of the transaction price to the performance obligations provided for in the contracts; and (v) recognition of revenue when the performance obligations have been met.

For the Pulp operating segment, revenue recognition is based on the parameters provided by: (i) International Commercial Terms (“Incoterms”), when destined for the foreign market; and (ii) lead times, when destined for the internal market.

For the operating segment Paper and Consumer Goods, revenue recognition is based on the parameters provided by: (i) the corresponding International Commercial Terms (“Incoterms”); and (ii) lead times, when destined for the external and internal markets.

Revenue is measured at the fair value of the consideration received or receivable, net of taxes, returns, rebates and discounts, and recognized in accordance with the accruals basis of accounting, when the amount can be reliably measured.

Accumulated experience is used to estimate and provide for rebates and discounts, using the expected value method, and revenue is only recognized to the extent that it is highly unlikely that a significant reversal will occur. A provision for reimbursement (included in trade accounts receivable) is recognized for expected rebates and discounts payable to customers in relation to sales made until the end of the reporting period. No significant element of financing is deemed to be present, as sales are made with short credit terms.

3.2.31.	Financial income and expenses

Includes interest income on financial assets, at the effective interest rate, which includes the amortization of funding raising costs, gains and losses on derivative financial instruments, interest on loans and financing, exchange variations on loans and financing and other assets and financial liabilities and monetary variations on other assets and liabilities. Interest income and expenses are recognized in the statement of income using the effective interest method.

3.2.32.	Earnings (losses) per share

Basic earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company to the weighted average number of ordinary shares during the year.

Diluted earnings (losses) per share are calculated by dividing the net profit (loss) attributable to the holders of ordinary shares of the Company by the weighted average number of ordinary shares during the year, plus the weighted average number of ordinary shares that would be issued when converting all potential dilutive ordinary shares into ordinary shares.

3.2.33.	Employee and management profit sharing

Employees are entitled to profit sharing based on certain goals agreed annually. For the Administrators, the statutory provisions proposed by the Board of Directors and approved by the shareholders are used as a basis. Provisions for participation are recognized in the payroll and charges against to administrative expenses during the period in which the targets are attained.

3.2.34.	Accounting judgments, estimates and assumptions

As disclosed in Note 2, Management used judgments, estimates and accounting assumptions regarding the future, uncertainty in which may lead to results that require significant adjustments to the book values of certain assets, liabilities, income and expenses in future years, are presented below:

●	Control, significant influence and consolidation (Note 1.1);
●	Share-based payment transactions (Note 22);
●	Transfers to control for revenue recognition (Note 28);
●	Fair value of financial instruments (Note 4);
●	Annual analysis of the impairment of non-financial assets (Notes 15 and 16);
●	Expected credit losses (Note 7);
●	Net realizable value provision for inventory (Note 8);
●	Annual analyses of the recoverability of taxes (Notes 9 and 12);
●	Fair value of biological assets (Note 13);
●	Useful lives of property, plant and equipment and intangible assets with defined useful life (Notes 15 and 16);
●	Annual analysis recoverable amount of goodwill (Note 16);
●	Provision for legal liabilities (Note 20); and
●	Pension and post-employment plans (Note 21);

The Company reviews the estimates and underlying assumptions used in its accounting estimates on an annual basis. Revisions to the accounting estimates are recognized in the period during which the estimates are revised.

3.3.	Accounting policies not yet adopted

The new and changed standards and interpretations issued, but not yet adopted up to December 31, 2022, are described below. The Company intends to adopt these new standards, changes and interpretations, if applicable, when they come into force, and does not expect them to have a material impact on the financial statements.

3.3.1.

Presentation of the financial statements – IAS 1 – Classification of liabilities as current and non-current (applicable for annual periods beginning on/or after January 1, 2023, with early adoption permitted)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the balance sheet, and not the amount or the timing of the recognition of any asset, liability, income or expense, or the information disclosed about these items.

The amendments clarify that the classification of liabilities as current or non-current is based on the rights existing at the balance sheet date, specify that the classification is not affected by expectations about whether an entity will exercise its right to postpone the settlement of the liability, explain that the rights exist if restrictive clauses are complied with at the balance sheet date, and introduce the definition of ‘settlement’ to clarify that it refers to a transfer to a counterparty of an amount in cash, equity instruments, other assets or services.

3.3.2.

Amendments to IAS 1 and IFRS Practice Statement 2 Making Materiality Judgements – Disclosure of Accounting Policies (applicable for annual periods beginning on/or after January 1, 2023, with early adoption permitted)

The amendments change the requirements in IAS 1 with regard to the disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence the decisions that the primary users of the financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial, and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

3.3.3.	Amendments to IAS 8 Definition of Accounting Estimates (applicable for annual periods beginning on/or after January 1, 2023)

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The definition of a change in accounting estimates was deleted. However, the Board retained the concept of changes in accounting estimates in the Standard through the following clarifications:

(i)	A change in accounting estimates that results from new information or new developments does not constitute the correction of an error
(ii)	The effects of a change in an input or a measurement technique used to develop an accounting estimate represent changes in accounting estimates if they do not result from the correction of prior period errors
3.3.4.	Amendments to IAS 12 – Deferred tax related to assets and liabilities arising from a single transaction (applicable for annual periods beginning on/or after January 1, 2023)

The amendments introduce a further exception to the initial recognition exemption. Under the amendments, an entity may not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible temporary differences may arise from the initial recognition of an asset and liability in a transaction that is not a business combination and affects neither the accounting nor the taxable profit. For example, this may arise upon the recognition of a lease liability and the corresponding right-of-use asset, applying IFRS 16 at the commencement date of a lease.

Following the amendments to IAS 12, an entity is required to recognise the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period, an entity recognises:

(i)	A deferred tax asset (to the extent that it is probable that taxable profits will be available against which the deductible temporary difference can be utilised) and a deferred tax liability for all deductible and taxable temporary differences associated with:
●	Right-of-use assets and lease liabilities; and
●	Decommissioning, restoration and similar liabilities and the corresponding amounts recognised as part of the cost of the related asset.
(ii)	The cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or another component of equity, as appropriate) at that date.